Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and equivalents	$ 439	$ 536	$ 883	$ 970
Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	236	405
Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	142	75
Cash and equivalents held in joint ventures
Cash and Cash Equivalents [Line Items]
Cash and equivalents	61	56
International
Cash and Cash Equivalents [Line Items]
Cash and equivalents	253	281
International | Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	112	163
International | Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	82	68
International | Cash and equivalents held in joint ventures
Cash and Cash Equivalents [Line Items]
Cash and equivalents	59	50
Domestic
Cash and Cash Equivalents [Line Items]
Cash and equivalents	186	255
Domestic | Operating cash and equivalents
Cash and Cash Equivalents [Line Items]
Cash and equivalents	124	242
Domestic | Short-term investments
Cash and Cash Equivalents [Line Items]
Cash and equivalents	60	7
Domestic | Cash and equivalents held in joint ventures
Cash and Cash Equivalents [Line Items]
Cash and equivalents	$ 2	$ 6